Commitments and Contingencies (Details Narrative)	3 Months Ended		12 Months Ended
	Apr. 03, 2021 USD ($) ft²	Mar. 28, 2020 USD ($)	Dec. 31, 2020 USD ($) ft²	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
operating lease expense	$ 0
Royalty expenses	$ 0	$ 11,000	$ 0	$ 45,000	$ 45,000
Minimum [Member]
Royalty payments percentage			0.13%
Maximum [Member]
Royalty payments percentage			2.50%
Licensing Agreements [Member] | Minimum [Member]
Royalty payments percentage	0.13%
Licensing Agreements [Member] | Maximum [Member]
Royalty payments percentage	2.50%
Austin, Texas [Member]
Area of land | ft²	94,000		94,000
Operating lease expiration date	Mar. 31, 2020		Mar. 31, 2020